Net Loss Per Share - Calculation of Net Loss Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net loss attributable to Momo Inc	$ (25,415)	$ (9,326)	$ (3,839)
Deemed dividend	(57,663)	(8,120)	(3,093)
Net loss attributable to ordinary shareholders	(83,078)	(17,446)	(6,932)
Net loss per ordinary share attributable to Momo Inc - diluted
Net loss per ordinary share attributable to Momo Inc - diluted	$ (0.97)	$ (0.26)	$ (0.12)
Denominator for computing net loss per share-basic:
Weighted average ordinary shares outstanding used in computing net loss per ordinary share-basic	85,293,775	67,190,411	60,103,654
Denominator for computing net loss per share-diluted:
Weighted average shares outstanding used in computing net loss per ordinary share-diluted	85,293,775	67,190,411	60,103,654
Net loss per ordinary share attributable to Momo Inc - basic
Net loss per ordinary share attributable to Momo Inc - basic	$ (0.97)	$ (0.26)	$ (0.12)
Non-Vested Restricted Shares [Member]
Numerator:
Undistributed earnings	0	0	0
Denominator for computing net loss per share-basic:
Weighted average ordinary shares outstanding used in computing net loss per ordinary share-basic	60,951,591	79,809,589	86,896,346
Series A-1 and Series A-2 Convertible Redeemable Participating Preferred Shares [Member]
Numerator:
Deemed dividend	(30,910)	(524)	(363)
Denominator for computing net loss per share-basic:
Weighted average ordinary shares outstanding used in computing net loss per ordinary share-basic	32,176,676	38,977,742	36,124,555
Net loss per ordinary share attributable to Momo Inc - basic
Net loss per ordinary share attributable to Momo Inc - basic	$ 0.96	$ 0.01	$ 0.01
Series A-3 Convertible Redeemable Participating Preferred Shares [Member]
Numerator:
Deemed dividend	(544)	(509)	(265)
Denominator for computing net loss per share-basic:
Weighted average ordinary shares outstanding used in computing net loss per ordinary share-basic	18,990,997	19,797,980	10,980,847
Net loss per ordinary share attributable to Momo Inc - basic
Net loss per ordinary share attributable to Momo Inc - basic	$ 0.03	$ 0.03	$ 0.02
Series B Convertible Redeemable Participating Preferred Shares [Member]
Numerator:
Deemed dividend	(3,116)	(5,652)	(2,465)
Undistributed earnings	0	0	0
Denominator for computing net loss per share-basic:
Weighted average ordinary shares outstanding used in computing net loss per ordinary share-basic	67,182,243	69,513,767	28,012,996
Net loss per ordinary share attributable to Momo Inc - basic
Net loss per ordinary share attributable to Momo Inc - basic	$ 0.05	$ 0.08	$ 0.09
Series C Convertible Redeemable Participating Preferred Shares [Member]
Numerator:
Deemed dividend	(5,596)	(1,435)
Undistributed earnings	0	0	0
Denominator for computing net loss per share-basic:
Weighted average ordinary shares outstanding used in computing net loss per ordinary share-basic	34,540,898	7,280,436
Net loss per ordinary share attributable to Momo Inc - basic
Net loss per ordinary share attributable to Momo Inc - basic	$ 0.16	$ 0.20
Series A Convertible Redeemable Participating Preferred Shares [Member]
Numerator:
Undistributed earnings	0	0	0
Series D Convertible Redeemable Participating Preferred Shares [Member]
Numerator:
Deemed dividend	(17,497)
Undistributed earnings	$ 0	$ 0	$ 0
Denominator for computing net loss per share-basic:
Weighted average ordinary shares outstanding used in computing net loss per ordinary share-basic	28,348,231
Net loss per ordinary share attributable to Momo Inc - basic
Net loss per ordinary share attributable to Momo Inc - basic	$ 0.62